Organization and Description of Business - Schedule of consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024 HKD ($)
Grand Moon [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	B.V.I.
Attributable equity interest percentage	100.00%
Issued share capital
Top Win Hong Kong [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	Hong Kong
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000